Fulfillment expense	6 Months Ended
Jun. 30, 2026
Fulfillment expense
Fulfillment expense
23 Fulfillment expense
Fulfillment expense is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
Fulfillment staff costs	3,084	3,603	5,960	7,252
Fulfillment centers expense	720	906	1,299	1,591
Freight and shipping expense	7,034	8,226	12,980	16,044
Fulfillment expense	10,838	12,735	20,239	24,887
Fulfillment expense increased by 23.0% from USD20,239 thousand in the six months ended June 30, 2025 to USD24,887 thousand in the six months ended June 30, 2026, primarily due to higher volumes. On a per physical goods Order basis, fulfillment expense decreased from USD2.13 to USD2.05, a decrease of 3.8% year-over-year, reflecting productivity gains and economies of scale in fulfillment operations, automation in call centers, and improved rates with logistics partners, despite temporary fuel surcharges from our logistics partners and non-recurring termination costs in the period.